Portfolio of Investments	December 31, 2024 (Unaudited)
Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)

Closed-End Funds — 79.0%
142,707	Aberdeen Asia-Pacific Income Fund, Inc.	2,100,647
238,836	Allspring Income Opportunities Fund	1,645,580
158,330	Allspring Multi-Sector Income Fund	1,455,053
155,418	BlackRock Credit Allocation Income Trust	1,625,672
125,287	BlackRock Municipal Income Trust II	1,316,766
21,201	BlackRock MuniHoldings Fund, Inc.	247,416
51,368	BlackRock MuniYield Fund, Inc.	533,714
116,656	Brookfield Real Assets Income Fund, Inc.	1,553,858
109,516	First Trust Intermediate Duration Preferred & Income Fund	1,971,288
190,326	Franklin, Ltd. Duration Income Trust	1,261,861
128,797	Invesco Municipal Opportunity Trust	1,251,907
85,291	Invesco Municipal Trust	836,705
105,537	Invesco Quality Municipal Income Trust	1,040,595
13,426	Invesco Value Municipal Income Trust	159,635
677,581	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,076,218
117,854	Nuveen AMT-Free Municipal Credit Income Fund	1,444,890
106,583	Nuveen AMT-Free Quality Municipal Income Fund	1,202,256
172,031	Nuveen Municipal Credit Income Fund	2,093,617
144,293	Nuveen Quality Municipal Income Fund	1,682,456
187,323	Nuveen Variable Rate Preferred & Income Fund	3,414,898
61,576	PGIM Global High Yield Fund, Inc.	758,616
112,282	PGIM Short Duration High Yield Opportunities Fund	1,809,986
23,076	PIMCO Dynamic Income Strategy Fund	602,976
426,777	Templeton Emerging Markets Income Fund	2,189,366
354,511	Western Asset Emerging Markets Debt Fund, Inc.	3,410,396
142,549	Western Asset Global High Income Fund, Inc.	952,227
196,515	Western Asset High Income Fund II, Inc.	827,328
679,634	Western Asset High Income Opportunity Fund, Inc.	2,670,962
112,883	Western Asset Managed Municipals Fund, Inc.	1,151,407
Total Closed-End Funds (Cost $44,426,120)		44,288,296

Common Stocks — 3.0%
Financials — 3.0%
90,801	AGNC Investment Corp.	836,277
45,737	Annaly Capital Management, Inc.	836,987
		1,673,264
Total Common Stocks (Cost $1,739,710)		1,673,264

Exchange-Traded Funds — 14.6%
82,291	Angel Oak Income ETF	1,694,372
11,789	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,049,693
7,054	iShares MBS ETF	646,711
32,957	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	2,261,509
27,619	SPDR Bloomberg 1-3 Month T-Bill ETF	2,525,205
Total Exchange-Traded Funds (Cost $8,523,865)		8,177,490

Purchased Options Contracts — 0.6%(a)
Total Purchased Options Contracts (Cost $320,528)		345,000

Total Investments — 97.2% (Cost $55,010,223)		54,484,050
Other Assets in Excess of Liabilities — 2.8%		1,546,231
Net Assets — 100.0%		56,030,281

Portfolio of Investments (continued)	December 31, 2024 (Unaudited)

Rareview Dynamic Fixed Income ETF

(a)	See Purchased Options Contracts.

AMT — Alternative Minimum Tax

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Securities

PIMCO — Pacific Investment Management Company

SPDR — Standard & Poor’s Depositary Receipts

Futures Contracts

At December 31, 2024, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
USD Cnh Ph Fut Mar25	85	3/17/25	8,466,696	8,485,693	18,997
					18,997

Written Options Contacts

Exchange-traded options on futures contracts written as of December 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	2,300	555,594	196,972	96.63	4/11/25	(201,250)
(Total Premiums Received $196,972)							(201,250)

Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of December 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	2,300	554,156	320,528	96.38	4/11/25	345,000
(Total Cost $320,528) - 0.6%							345,000

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	December 31, 2024 (Unaudited)
Rareview Tax Advantaged Income ETF

Shares		Fair Value ($)

Closed-End Funds — 98.9%
171,717	BlackRock Municipal Income Trust II	1,804,746
20,282	BlackRock MuniHoldings Fund, Inc.	236,691
49,135	BlackRock MuniYield Fund, Inc.	510,513
152,453	Invesco Municipal Opportunity Trust	1,481,843
168,606	Invesco Municipal Trust	1,654,025
171,780	Invesco Quality Municipal Income Trust	1,693,751
131,388	Invesco Value Municipal Income Trust	1,562,203
146,422	Nuveen AMT-Free Municipal Credit Income Fund	1,795,134
119,323	Nuveen AMT-Free Quality Municipal Income Fund	1,345,964
226,260	Nuveen Municipal Credit Income Fund	2,753,584
218,737	Nuveen Quality Municipal Income Fund	2,550,473
204,992	Western Asset Managed Municipals Fund, Inc.	2,090,918
Total Closed-End Funds (Cost $19,895,081)		19,479,845

Total Investments — 98.9% (Cost $19,895,081)		19,479,845
Other Assets in Excess of Liabilities — 1.1%		210,341
Net Assets — 100.0%		19,690,186

AMT — Alternative Minimum Tax

Portfolio of Investments	December 31, 2024 (Unaudited)
Rareview Systematic Equity ETF

Shares		Fair Value ($)

Exchange-Traded Funds — 90.6%
15,480	Invesco QQQ Trust Series 1	7,913,840
222,174	U.S. Treasury 3 Month Bill ETF	11,077,596
204,750	Vanguard FTSE Developed Markets ETF	9,791,145
88,358	Vanguard FTSE Emerging Markets ETF	3,891,286
25,794	Vanguard S&P 500 ETF	13,898,066
16,137	Vanguard Small-Cap ETF	3,877,398
Total Exchange-Traded Funds (Cost $43,529,755)		50,449,331

Total Investments — 90.6% (Cost $43,529,755)		50,449,331
Other Assets in Excess of Liabilities — 9.4%		5,260,802
Net Assets — 100.0%		55,710,133

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

Futures Contracts

At December 31, 2024, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-mini Future	42	3/21/25	12,911,633	12,465,075	(446,558)
NASDAQ 100 E-mini Future	17	3/21/25	7,618,893	7,217,010	(401,883)
Mini MSCI Emerging Markets Index Future	66	3/21/25	3,669,585	3,543,540	(126,045)
Mini MSCI EAFE Index Future	79	3/21/25	9,225,853	8,956,625	(269,228)
Russell 2000 Mini Index Future	31	3/21/25	3,699,486	3,487,190	(212,296)
					(1,456,010)

Portfolio of Investments	December 31, 2024 (Unaudited)
Rareview Total Return Bond ETF

Face Value ($)		Fair Value ($)

Asset-Backed Securities — 2.0%
60,000	Carmax Auto Owner Trust Series 2022-3 4.98% 02/15/2028	59,959
100,000	Dell Equipment Finance Trust Series 2023-3 5.93% 04/23/2029	101,314
100,000	Ford Credit Auto Owner Trust Series 2024-A 5.09% 12/15/2028	100,899
75,000	MetroNet Infrastructure Issuer LLC Series 2023-1A 6.56% 04/20/2053	76,874
215,000	Verizon Master Trust Series 2024-3 5.34% 04/22/2030	218,621
Total Asset - Backed Securities (Cost $553,793)		557,667

Collateralized Mortgage Obligations — 13.0%
174,838	Angel Oak Mortgage Trust Series 2021-7 1.98% 10/25/2066	147,720
50,000	BANK Series 2024-BNK47 6.61% 06/15/2057	51,385
100,000	BANK Series 2019-BN22 2.98% 11/15/2062	90,214
140,000	BANK Series 2019-BN22 3.41% 11/15/2062	122,896
232,243	BBCMS Mortgage Trust Series 2024-C24 5.23% 02/15/2057	232,910
100,000	BBCMS Mortgage Trust Series 2024-5C29 4.74% 09/15/2057	98,696
65,000	Benchmark Mortgage Trust Series 2020-B20 2.53% 10/15/2053	51,345
127,000	Benchmark Mortgage Trust Series 2024-V7 6.23% 05/15/2056	132,025
100,000	Benchmark Mortgage Trust Series 2024-V7 6.53% 05/15/2056	103,699
100,000	Benchmark Mortgage Trust Series 2024-V6 6.38% 03/15/2057	103,196
100,000	BMO Mortgage Trust Series 2024-C9 6.54% 07/15/2057	103,702
142,547	BRAVO Residential Funding Trust Series 2024-NQM4 4.35% 01/25/2060	137,288
100,000	CCUBS Commercial Mortgage Trust Series 2017-C1 3.28% 11/15/2050	95,301
100,838	COLT Mortgage Loan Trust Series 2021-HX1 1.11% 10/25/2066	84,417
135,000	CSAIL Commercial Mortgage Trust Series 2018-C14 4.42% 11/15/2051	130,425
100,000	Federal Home Loan Mortgage Corporation Series KG02 2.41% 08/25/2029	90,752
100,000	Federal Home Loan Mortgage Corporation Series K-158 4.05% 07/25/2033	93,935
74,251	Flagstar Mortgage Trust Series 2021-4 2.50% 06/01/2051(a)	64,723
130,385	GCAT Trust Series 2021-NQM5 1.26% 07/25/2066	107,116
194,331	JP Morgan Mortgage Trust Series 2021-4 5.00% 08/25/2051	179,994
20,448	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 3.67% 11/15/2047	20,141
145,000	MED Commercial Mortgage Trust Series 2024-MOB 5.99% 05/15/2041	144,894
118,689	Mello Mortgage Capital Acceptance Series 2021-INV2 2.50% 08/25/2051	103,557
100,000	Morgan Stanley Capital I Trust Series 2019-L2 4.07% 03/15/2052	95,460
279,102	PRKCM Trust Series 2021-AFC2 2.07% 11/25/2056	241,249
72,264	PRMI Securitization Trust Series 2021-1 2.00% 04/25/2051	61,773
93,969	TRK Trust Series 2021-INV2 1.97% 11/25/2056	80,738
110,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 3.10% 06/15/2049	106,601
238,393	Wells Fargo Mortgage Backed Securities Trust Series 2021-1 2.70% 12/25/2050	197,833
125,141	Wells Fargo Mortgage Backed Securities Trust Series 2021-2 2.50% 06/25/2051(a)	109,204
79,586	Wells Fargo Mortgage Backed Securities Trust Series 2022-2 2.50% 12/25/2051	63,560
141,819	Wells Fargo Mortgage Backed Securities Trust Series 2022-INV1 3.00% 03/25/2052	126,337
Total Collateralized Mortgage Obligations (Cost $3,580,739)		3,573,086

Corporate Bonds — 20.8%
207,000	Appalachian Power Co. 5.65% 04/01/2034	207,621
65,000	AthenaHealth Group, Inc. 6.50% 02/15/2030	61,772
214,000	Bank of America Corp. 5.47% 01/23/2035	214,234
203,000	Boeing Co. (The) 6.13% 02/15/2033	209,789
67,000	CCO Holdings LLC/CCO Holdings Capital Corp. 7.38% 03/01/2031	68,305
202,000	Celanese U.S. Holdings LLC 6.38% 07/15/2032	205,186
215,000	Citigroup, Inc. 4.91% 05/24/2033	207,796
205,000	Dell International LLC/EMC Corp. 5.40% 04/15/2034	204,506
66,000	Directv Financing LLC 8.88% 02/01/2030	64,947
204,000	Eastman Chemical Co. 5.63% 02/20/2034	203,945
222,000	EQT Corp. 5.75% 02/01/2034	220,672
53,000	Expand Energy Corp. 5.38% 03/15/2030	51,825
203,000	General Motors Financial Co., Inc. 6.10% 01/07/2034	205,940

Portfolio of Investments (continued)	December 31, 2024 (Unaudited)
Rareview Total Return Bond ETF

Face Value ($)		Fair Value ($)

Corporate Bonds — 20.8% (continued)
240,000	Goldman Sachs Group, Inc. (The) 4.41% 04/23/2039	211,514
265,000	GXO Logistics, Inc. 2.65% 07/15/2031	221,985
204,000	HCA, Inc. 5.60% 04/01/2034	200,959
166,000	Intel Corp. 5.15% 02/21/2034	159,260
201,000	Interstate Power and Light Co. 5.70% 10/15/2033	204,235
312,000	JPMorgan Chase & Co. 3.11% 04/22/2041	231,292
212,000	Morgan Stanley 5.47% 01/18/2035	210,816
30,000	Newell Brands, Inc. 5.70% 04/01/2026	29,987
201,000	Ovintiv, Inc. 6.25% 07/15/2033	205,745
196,000	Patterson-UTI Energy, Inc. 7.15% 10/01/2033	205,388
63,000	Permian Resources Operating LLC 7.00% 01/15/2032	63,952
206,000	Philip Morris International, Inc. 5.25% 02/13/2034	203,596
234,000	Pilgrim’s Pride Corp. 4.25% 04/15/2031	215,339
64,000	Post Holdings, Inc. 5.50% 12/15/2029	61,927
205,000	Radian Group, Inc. 6.20% 05/15/2029	210,378
207,000	State Street Corp. 5.16% 05/18/2034	205,685
71,000	TEGNA, Inc. 5.00% 09/15/2029	66,401
48,000	Tenet Healthcare Corp. 5.13% 11/01/2027	47,010
204,000	Tyson Foods, Inc. 5.70% 03/15/2034	206,751
205,000	U.S. Bancorp 5.68% 01/23/2035	206,730
64,000	Univision Communications, Inc. 6.63% 06/01/2027	63,742
215,000	Wells Fargo & Co. 5.61% 01/15/2044	205,724
Total Corporate Bonds (Cost $5,816,836)		5,764,954

Municipal Bonds — 0.9%
55,000	California Municipal Finance Authority (COP) Series B 6.77% 11/01/2032	57,317
20,000	City of Dallas (GO) 5.61% 02/15/2030	20,441
55,000	County of Miami-Dade Transit System (RB) Series B 5.53% 07/01/2032	55,454
35,000	Metropolitan Transportation Authority (RB) 6.65% 11/15/2039	37,111
75,294	State of Illinois (GO) 5.10% 06/01/2033	74,232
Total Municipal Bonds (Cost $249,525)		244,555

Treasury Bill — 4.4%
1,215,000	United States Treasury Bill 4.10% 3/18/2025(b)	1,204,436
Total Treasury Bill (Cost $1,204,041)		1,204,436

Treasury Notes — 13.7%
319,000	United States Treasury Note/Bond 4.50% 03/31/2026	319,869
131,000	United States Treasury Note/Bond 3.75% 08/15/2027	129,336
971,000	United States Treasury Note/Bond 4.13% 10/31/2029	959,818
664,000	United States Treasury Note/Bond 4.13% 10/31/2031	649,931
1,367,000	United States Treasury Note/Bond 4.25% 11/15/2034	1,331,370
417,000	United States Treasury Note/Bond 4.25% 02/15/2054	380,408
Total Treasury Notes (Cost $3,818,685)		3,770,732

U.S. Government Agency Mortgages — 32.6%
75,000	Federal Farm Credit Banks Funding Corp. 6.28% 05/24/2044	74,792
105,000	Federal Home Loan Banks 5.15% 11/26/2027	105,495
171,301	Federal Home Loan Mortgage Corporation 3.00% 02/01/2050	150,226
353,178	Federal Home Loan Mortgage Corporation 2.50% 09/01/2051	287,946
416,890	Federal Home Loan Mortgage Corporation 2.50% 10/01/2051	339,892
326,233	Federal Home Loan Mortgage Corporation 2.00% 01/01/2052	254,699
128,335	Federal Home Loan Mortgage Corporation 2.50% 02/01/2052	104,976
496,152	Federal Home Loan Mortgage Corporation 2.50% 04/01/2052	407,706
319,149	Federal Home Loan Mortgage Corporation 2.50% 04/01/2052	260,952
418,420	Federal Home Loan Mortgage Corporation 3.00% 05/01/2052	356,217
434,733	Federal Home Loan Mortgage Corporation 2.50% 05/01/2052	359,056
797,551	Federal Home Loan Mortgage Corporation 3.00% 05/01/2052	678,297
259,343	Federal Home Loan Mortgage Corporation 3.00% 06/01/2052	220,615

Portfolio of Investments (continued)	December 31, 2024 (Unaudited)
Rareview Total Return Bond ETF

Face Value ($)		Fair Value ($)

U.S. Government Agency Mortgages — 32.6%% (continued)
180,692	Federal Home Loan Mortgage Corporation 2.50% 08/01/2052	147,309
158,514	Federal Home Loan Mortgage Corporation 3.50% 08/01/2052	140,274
250,783	Federal Home Loan Mortgage Corporation 4.00% 08/01/2052	229,681
373,731	Federal Home Loan Mortgage Corporation 3.00% 09/01/2052	317,962
388,794	Federal Home Loan Mortgage Corporation 2.50% 10/01/2052	316,828
93,053	Federal National Mortgage Association 3.03% 12/01/2025	91,708
265,480	Federal National Mortgage Association 2.50% 09/01/2051	216,440
89,274	Federal National Mortgage Association 2.50% 12/01/2051	72,785
88,218	Federal National Mortgage Association 2.50% 01/01/2052	71,921
244,076	Federal National Mortgage Association 2.00% 03/01/2052	190,124
299,043	Federal National Mortgage Association 2.50% 04/01/2052	244,634
483,600	Federal National Mortgage Association 2.50% 04/01/2052	394,484
163,936	Federal National Mortgage Association 3.00% 04/01/2052	139,390
164,155	Federal National Mortgage Association 3.00% 04/01/2052	140,386
94,450	Federal National Mortgage Association 2.50% 05/01/2052	77,002
88,541	Federal National Mortgage Association 4.00% 06/01/2052	81,117
328,264	Federal National Mortgage Association 2.50% 06/01/2052	268,088
638,862	Federal National Mortgage Association 3.00% 06/01/2052	543,524
44,769	Federal National Mortgage Association 3.00% 06/01/2052	38,124
458,443	Federal National Mortgage Association 2.50% 06/01/2052	376,753
173,918	Federal National Mortgage Association 3.50% 07/01/2052	154,140
223,815	Federal National Mortgage Association 3.50% 10/01/2052	198,193
299,104	Federal National Mortgage Association 3.00% 10/01/2052	254,435
210,000	Federal National Mortgage Association 5.00% 01/25/2055	202,666
500,000	Federal National Mortgage Association 4.50% 01/25/2055	470,236
Total U.S. Government Agency Mortgages (Cost $9,184,870)		8,979,073

Yankee Dollar — 0.8%
196,000	ArcelorMittal SA 6.80% 11/29/2032	209,426
Total Yankee Dollar (Cost $209,579)		209,426

Shares		Fair Value ($)

Exchange-Traded Funds — 10.9%
5,821	iShares 5-10 Year Investment Grade Corporate Bond ETF	299,840
5,247	iShares MBS ETF	481,045
1,547	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	106,155
60,792	Rareview Dynamic Fixed Income ETF(c)	1,436,818
35,708	VanEck Emerging Markets High Yield Bond ETF	695,235
Total Exchange-Traded Funds (Cost $3,010,074)		3,019,093

Preferred Stock — 0.2%
Financials — 0.2%
2,180	Rithm Capital Corp.	51,797
Total Preferred Stock (Cost $51,483)		51,797

Total Investments — 99.3% (Cost $27,679,625)		27,374,819
Other Assets in Excess of Liabilities — 0.7%		207,590
Net Assets — 100.0%		27,582,409

(a)	Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

The aggregate value of these securities at December 31, 2024 was $173,927 which represented 0.63% of the net assets of the Fund.

(b)	The rate represents the effective yield at December 31, 2024.

(c)	Affiliated security.

Portfolio of Investments (continued)	December 31, 2024 (Unaudited)

Rareview Total Return Bond ETF

COP — Certificate of Participation

ETF — Exchange-Traded Fund

GO — General Obligation

MBS — Mortgage-Backed Securities

PIMCO — Pacific Investment Management Company

RB — Revenue Bond

Affiliated Security

	Balance at September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at December 31, 2024	Shares as of December 31, 2024	Dividend Income	Capital Gain Distribution
Rareview Total Return Bond ETF

Rareview Dynamic Fixed Income ETF	$1,283,328	$239,937	$—	$—	$(86,447)	$1,436,818	60,792	$24,761	$—